BORROWINGS - Composition of borrowings (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Borrowings
Current	£ (1,097)	£ (437)
Non-current	(8,768)	(10,003)
Total borrowings	(9,865)	(10,440)
Commercial paper
Borrowings
Current	(463)	(302)
Total borrowings	(463)	(302)
Commercial paper | Euro
Borrowings
Nominal value	2,000
Commercial paper | USD
Borrowings
Nominal value	10,000
Loan and overdrafts
Borrowings
Current	(40)	(91)
Total borrowings	(40)	(91)
Lease liabilities
Borrowings
Current	(41)	(44)
Non-current	(105)	(117)
Total borrowings	(146)	(161)
Non-voting preference shares
Borrowings
Non-current	(25)	(25)
Total borrowings	(25)	(25)
Bonds
Borrowings
Current	(553)
Non-current	(8,638)	(9,861)
Total borrowings	£ (9,191)	£ (9,861)